12. Purchase of Corporate Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Tables/Schedules
Schedule of Business Acquisitions, PrestoCorp

The following summarizes the transaction with PrestoCorp at closing on August 1, 2017:

Cash	$ 8,714
Prepaid Assets	8,565
Property & Equipment, Net	8,702
Intellectual Property	1,080,000
Goodwill	4,383,202
Total Assets	$ 5,489,183

Accounts Payable & Accrued Exps	(20,507)
Fair value of NCI	(3,130,000)
Due to – Related Parties	(5,473)

Net Purchase	$ 2,333,203

Pro Forma Information, acquisition
	September 30, 2017	December 31, 2016
Revenues	$ 680,000	$ 546,642
Expenses	5,040,000	3,978,474
Net Loss	$ (5,720,000)	$ (3,431,832)

The pro forma data is for informational purposes only and may not necessarily reflect the actual results of operations had the assets of iBudtender, Inc. been operated as part of the Company since January 1, 2016 and 2015.

	2016	2015
Revenues	$ 29,168	$ 17,044
Expenses	3,183,767	9,480,334
Net Loss	$ (3,154,599)	$ (9,463,290)

The following table sets forth the components of identified intangible assets associated with the Acquisition and its estimated useful life:

	Fair Value	Useful Life
Technology: Website & App	$400,000	15 Years

Schedule of Finite-Lived Intangible Assets Acquired, PrestoCorp

The following table sets forth the components of identified intangible assets associated with the Acquisition and its estimated useful life:

	Fair Value	Useful Life
Technology: Website & App	$520,000	5 Years
Customer Base	300,000	10 Years
Marketing Related	260,000	10 Years
Total Intangible Assets	$1,080,000